Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 16,396	$ 32,735	$ 19,209
Accounts receivable, less allowance for doubtful accounts of approximately $475, $462 and $370 at September 23, 2012, December 31, 2011 and December 31, 2010, respectively	23,820	22,833	15,351
Other receivables	1,838	1,724	954
Inventories	79,335	60,456	51,869
Prepaid expenses and other current assets	3,825	3,056	2,240
Prepaid income taxes	4,888	0
Deferred offering costs	0	1,996	0
Deferred tax assets, current	2,218	2,218	2,820
Total current assets	132,320	125,018	92,443
Property, plant and equipment, net	42,641	36,500	31,305
Deferred tax asset, noncurrent	2,046	2,046	550
Joint venture investment	2,842	2,122	1,535
Goodwill	142,773	142,773	142,773
Intangible assets, net	131,014	131,219	131,492
Deferred financing costs, net of accumulated amortization of $2,717, $2,539 and $2,048 at September 23, 2012, December 31, 2011 and December 31, 2010, respectively	742	920	1,411
Other assets	4,892	5,743	7,481
Total assets	459,270	446,341	408,990
CURRENT LIABILITIES
Accounts payable	32,330	27,308	22,350
Accrued expenses	25,946	26,683	20,738
Current portion of long-term debt	0	12,000	12,000
Income taxes payable	0	4,324	5,089
Total current liabilities	58,276	70,315	60,177
Revolving credit facility	52,000	0
Long-term debt	0	52,000	64,000
Other long-term liabilities	7,101	6,257	5,375
Mandatorily redeemable preferred stock and preferred equity interests	0	251,429	228,572
Deferred tax liabilities	47,623	47,623	49,175
Total liabilities	165,000	427,624	407,299
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Common stock--$0.01 par value; 350,000,000 shares authorized, 68,144,473 issued and 67,866,667 shares outstanding as of September 23, 2012; 52,536,252 authorized and issued and issued; 52,536,224 shares outstanding as of December 31, 2011 and December 31, 2010	681	525	525
Shareholder loans		0	(247)
Preferred stock—$0.01 par value; 75,000,000 shares authorized and no shares issued or outstanding as of September 23, 2012; no shares authorized, issued or outstanding as of December 31, 2011	0	0
Additional paid-in capital	308,520	48,968	48,968
Treasury stock, at cost	(4,874)	(174)	(174)
Accumulated deficit	(9,771)	(29,617)	(46,209)
Accumulated other comprehensive loss	(286)	(985)	(1,172)
Total stockholders’ equity	294,270	18,717	1,691
Total liabilities and stockholders’ equity	$ 459,270	$ 446,341	$ 408,990